The Hartford Mutual Funds II, Inc.
5 Radnor Corporate Center, Suite 300
100 Matsonford Road
Radnor, Pennsylvania 19087

May 27, 2015

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Hartford Mutual Funds II, Inc. on behalf of The Hartford Municipal Real Return Fund
File Nos. 333-02381/811-00558

Dear Sir or Madam:

On behalf of the registrant listed above and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement, dated May 7, 2015, to the Prospectus for The Hartford Municipal Real Return Fund. The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

If you have any questions or comments about the filing, please feel free to contact the undersigned at (610) 386-1844.

Sincerely,

/s/ Alice A. Pellegrino

Alice A. Pellegrino

Assistant Secretary